Consolidated statement of financial position - USD ($)	Dec. 31, 2020	Jan. 01, 2019
Assets
Cash and cash equivalents	$ 322,190,000	$ 265,551,000
Cash management assets	16,594,000	41,449,000
Due from brokers		129,911,000
Other assets	31,908,000	16,280,000
Due from settlement of capital provision assets	32,552,000	37,109,000
Capital provision assets	2,562,677,000	1,871,035,000
Derivative financial		4,154,000
Equity securities		582,000
Property, plant and equipment	14,593,000	1,866,000
Intangible asset		18,198,000
Goodwill	134,032,000	133,966,000
Deferred tax asset	256,000	28,848,000
Total assets	3,114,802,000	2,548,949,000
Liabilities
Financial liabilities at fair value through profit or loss		112,821,000
Due to brokers		12,667,000
Loan interest payable	9,556,000	9,327,000
Other liabilities	104,363,000	31,046,000
Loan capital	667,814,000	638,665,000
Derivative financial liability		7,000,000
Capital provision asset subparticipations	14,107,000	3,244,000
Third-party interests in consolidated entities	635,057,000	366,926,000
Deferred tax liability	22,325,000	4,099,000
Total liabilities	1,453,222,000	1,185,795,000
Total net assets	1,661,580,000	1,363,154,000
Shareholders’ equity
Share capital	612,219,000	609,954,000
Reserves attributable to owners	1,049,361,000	753,200,000
Total shareholders’ equity	$ 1,661,580,000	$ 1,363,154,000